UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Fidelity®

New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® New Jersey Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 993.70	$ 2.39
Hypothetical A		$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity New Jersey Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.58	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	37.7
Transportation	16.1	15.7
Health Care	15.4	13.9
Education	11.6	9.8
Escrowed/Pre-Refunded	8.9	10.1
Weighted Average Maturity as of May 31, 2015
		6 months ago
Years	6.3	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2015
6 months ago
Years	6.9	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
AAA 3.0%	AAA 2.9%
AA,A 85.2%	AA,A 85.3%
BBB 8.2%	BBB 6.9%
Not Rated 1.5%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$ 3,000,000	$ 3,337,920
Series 2014 B, 5% 1/1/23	700,000	825,937
		4,163,857
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,171,760
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,782,930
		2,954,690
New Jersey - 90.0%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	1,380,000	1,431,515
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,650,500
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,137,330
5% 2/15/27	1,000,000	1,123,580
5% 2/15/28	1,000,000	1,110,830
5% 2/15/29	1,000,000	1,099,800
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,610,901
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	623,227
5% 9/1/23 (FSA Insured)	600,000	721,506
5% 9/1/24 (FSA Insured)	1,640,000	1,987,040
5% 9/1/25 (FSA Insured)	1,375,000	1,645,820
5% 9/1/26 (FSA Insured)	2,480,000	2,939,321
5% 9/1/39 (FSA Insured)	4,000,000	4,466,840
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,204,910
5% 11/1/23	1,000,000	1,201,090
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,204,613
5% 3/1/21	1,000,000	1,169,700
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,132,900
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 8,310,000	$ 7,122,418
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,116,900
Series 2012 A, 5% 11/1/22	6,600,000	7,695,204
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,420,000
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,568,707
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,699,226
Jersey City Gen. Oblig. Series 2005 C, 5% 9/1/18 (Pre-Refunded to 9/1/15 @ 100)	3,500,000	3,541,825
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	823,583
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,721,869
5% 8/1/28	4,000,000	4,578,440
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	23,471
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,677,346
5% 9/1/26	600,000	692,790
5% 9/1/27	440,000	503,364
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,618,080
5.375% 1/1/43 (a)	2,000,000	2,166,240
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,513,895
Series 2005 K, 5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	3,000,000	3,081,030
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,537,850
Series 2012 II, 5% 3/1/26	5,000,000	5,304,850
Series 2012, 5% 6/15/20	5,000,000	5,547,750
Series 2013 NN, 5% 3/1/27	20,000,000	20,752,399
Series 2013:
5% 3/1/23	4,800,000	5,149,728
5% 3/1/25	700,000	736,652
5% 9/1/36	1,625,000	1,649,976
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	7,803,266
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
5% 9/1/37	$ 700,000	$ 718,018
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	1,300,000	1,423,032
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,216,810
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	44,879
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,643,500
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.) Series 2002 F, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,003,800
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,178,200
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,088,580
5% 7/1/15	235,000	235,931
5% 7/1/17	490,000	532,321
5% 7/1/18	250,000	279,020
5% 7/1/19	200,000	228,780
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,632,225
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	4,920,400
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,320,320
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,843,628
Series 2012 A:
5% 7/1/18	1,000,000	1,107,750
5% 7/1/19	1,040,000	1,175,522
Series 2012 B:
5% 7/1/37	750,000	816,045
5% 7/1/42	1,100,000	1,189,727
New Jersey Edl. Facility Series 2015 B:
3.625% 7/1/30 (FSA Insured)	510,000	503,855
5% 7/1/29	2,770,000	3,120,211
5% 7/1/31	3,000,000	3,341,550
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,272,300
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	105,743
5% 9/1/17	4,750,000	5,019,705
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust: - continued
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	$ 30,000	$ 31,723
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	21,149
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,850,786
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,919,050
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,075,810
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,415,178
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,617,360
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,931,017
Series 2010, 5% 1/1/34	2,000,000	2,152,120
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,494,250
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,519,120
Series 2008 A, 5.25% 10/1/38	5,965,000	6,477,513
Series 2008, 6.625% 7/1/38	10,745,000	11,972,186
Series 2009 A, 5.75% 10/1/31	4,000,000	4,451,720
Series 2011:
5% 7/1/19	1,500,000	1,700,535
5% 7/1/23	2,500,000	2,927,850
5% 7/1/24	2,000,000	2,314,040
5% 7/1/25	2,265,000	2,601,692
Series 2012 A:
5% 7/1/18	795,000	872,083
5% 7/1/22	1,400,000	1,607,130
5% 7/1/23	1,000,000	1,147,260
5% 7/1/24	2,000,000	2,290,360
5% 7/1/25	1,000,000	1,142,410
Series 2012 II, 5% 7/1/42	1,000,000	1,068,070
Series 2012, 5% 7/1/21	2,325,000	2,677,703
Series 2013 A:
5% 7/1/28	1,080,000	1,211,674
5% 7/1/32	1,600,000	1,759,296
5.25% 7/1/28	3,250,000	3,735,843
Series 2013:
5% 7/1/24	1,250,000	1,459,425
5% 7/1/26	1,335,000	1,519,083
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2013: - continued
5.25% 7/1/31	$ 4,000,000	$ 4,503,720
5.5% 7/1/43	3,000,000	3,340,770
Series 2014 A:
4% 7/1/45	1,300,000	1,260,545
5% 7/1/30	700,000	781,039
5% 7/1/31	455,000	505,805
5% 7/1/32	1,000,000	1,107,570
5% 7/1/44	3,525,000	3,793,781
5% 7/1/45	2,225,000	2,403,467
5% 3/1/20	1,040,000	1,108,567
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	1,064,933
5% 3/1/21	1,370,000	1,458,105
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,409,154
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,733,425
Series 2013:
4% 12/1/20 (a)	2,500,000	2,658,350
5% 12/1/21 (a)	2,100,000	2,340,912
5% 12/1/22 (a)	2,250,000	2,513,205
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,390,625
5% 7/1/42	5,000,000	5,482,900
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 5% 6/1/15	1,000,000	1,000,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	150,000	155,391
6.5% 1/1/16 (Escrowed to Maturity)	350,000	362,579
Series 2005 C:
6.5% 1/1/16	385,000	398,240
6.5% 1/1/16 (Escrowed to Maturity)	190,000	196,886
Series 2009 E, 5.25% 1/1/40	10,600,000	11,591,524
Series 2009 I, 5% 1/1/35	5,000,000	5,469,450
Series 2012 B, 5% 1/1/24	2,650,000	3,106,701
Series 2013 A, 5% 1/1/38	8,000,000	8,756,800
Series 2014 A, 5% 1/1/32	5,000,000	5,636,850
Series 2014 C:
5% 1/1/22	3,750,000	4,417,350
5% 1/1/23	3,000,000	3,569,460
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
6.5% 1/1/16 (Escrowed to Maturity)	$ 210,000	$ 217,484
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,250,352
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	11,245,850
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	9,830,000	10,095,508
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,307,304
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	16,998,908
Series 2006 A, 5.5% 12/15/22	8,875,000	9,812,378
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,999,000
0% 12/15/34	4,000,000	1,498,520
Series 2008 A:
0% 12/15/35	12,055,000	4,012,386
0% 12/15/36	25,000,000	7,755,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,883,651
Series 2009 A:
0% 12/15/36	1,915,000	594,090
0% 12/15/38	13,900,000	3,806,515
Series 2010 A, 0% 12/15/30	14,750,000	6,705,498
Series 2010 A3, 0% 12/15/34	10,775,000	3,812,626
Series 2011 A, 5.25% 6/15/25	6,000,000	6,455,040
Series 2011 B:
5.25% 6/15/25	3,185,000	3,433,653
5.25% 6/15/26	2,000,000	2,141,660
New Jersey Transit Corp. Ctfs. of Prtn.:
Series 2003 A, 5.25% 9/15/15 (Escrowed to Maturity)	3,300,000	3,348,048
Series 2014 A, 5% 9/15/21	5,100,000	5,830,575
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,160,680
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,132,300
5% 7/15/18	3,130,000	3,394,485
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,455,786
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	$ 2,000,000	$ 1,595,760
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,679,265
5% 5/1/39	9,500,000	10,498,925
Series 2010 I, 5% 5/1/29	1,110,000	1,260,005
Series 2013 L, 5% 5/1/43	5,000,000	5,569,050
West Deptford Township Gen. Oblig. 5% 9/1/25	3,995,000	4,756,527
		514,659,253
New York And New Jersey - 2.1%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,678,541
166th Series, 5% 1/15/41	5,000,000	5,494,200
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,000,000	3,084,480
		12,257,221
Pennsylvania, New Jersey - 4.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	3,105,298
Series 2012 A:
5% 7/1/21	600,000	701,772
5% 7/1/24	1,200,000	1,394,328
5% 7/1/25	1,100,000	1,269,642
5% 7/1/26	500,000	570,860
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	970,300
5% 7/1/24	275,000	328,303
5% 7/1/26	650,000	766,038
5% 7/1/29	300,000	344,523
5% 7/1/30	350,000	399,039
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,388,740
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania, New Jersey - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 2010 D, 5% 1/1/40	$ 4,000,000	$ 4,350,440
Series 2013, 5% 1/1/31	5,000,000	5,646,300
		23,235,583
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,147,270
Series 2009 A1, 5% 10/1/24	500,000	552,305
Series 2009 B, 5% 10/1/25	1,200,000	1,323,960
		3,023,535
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $540,129,756)	560,294,139
NET OTHER ASSETS (LIABILITIES) - 2.1%	11,880,077
NET ASSETS - 100%	$ 572,174,216
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.4%
Transportation	16.1%
Health Care	15.4%
Education	11.6%
Escrowed/Pre-Refunded	8.9%
Others* (Individually Less Than 5%)	11.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $540,129,756)		$ 560,294,139
Cash		4,361,026
Receivable for fund shares sold		198,955
Interest receivable		8,491,949
Prepaid expenses		219
Other receivables		2,794
Total assets		573,349,082

Liabilities
Payable for fund shares redeemed	$ 365,393
Distributions payable	508,762
Accrued management fee	172,804
Transfer agent fee payable	73,308
Other affiliated payables	24,233
Other payables and accrued expenses	30,366
Total liabilities		1,174,866

Net Assets		$ 572,174,216
Net Assets consist of:
Paid in capital		$ 552,037,791
Distributions in excess of net investment income		(22,027)
Accumulated undistributed net realized gain (loss) on investments		(5,931)
Net unrealized appreciation (depreciation) on investments		20,164,383
Net Assets, for 48,804,460 shares outstanding		$ 572,174,216
Net Asset Value, offering price and redemption price per share ($572,174,216 ÷ 48,804,460 shares)		$ 11.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2015 (Unaudited)
Investment Income
Interest		$ 10,620,244

Expenses
Management fee	$ 1,074,171
Transfer agent fees	222,279
Accounting fees and expenses	72,259
Custodian fees and expenses	6,745
Independent trustees' compensation	1,304
Registration fees	16,731
Audit	24,103
Legal	3,730
Miscellaneous	2,362
Total expenses before reductions	1,423,684
Expense reductions	(3,367)	1,420,317
Net investment income (loss)		9,199,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		67,727
Change in net unrealized appreciation (depreciation) on investment securities		(12,550,416)
Net gain (loss)		(12,482,689)
Net increase (decrease) in net assets resulting from operations		$ (3,282,762)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,199,927	$ 19,345,959
Net realized gain (loss)	67,727	1,130,185
Change in net unrealized appreciation (depreciation)	(12,550,416)	23,371,017
Net increase (decrease) in net assets resulting from operations	(3,282,762)	43,847,161
Distributions to shareholders from net investment income	(9,199,870)	(19,333,132)
Distributions to shareholders from net realized gain	(1,101,159)	(3,557,184)
Total distributions	(10,301,029)	(22,890,316)
Share transactions Proceeds from sales of shares	35,054,625	58,486,526
Reinvestment of distributions	6,834,002	15,145,728
Cost of shares redeemed	(53,966,348)	(96,659,796)
Net increase (decrease) in net assets resulting from share transactions	(12,077,721)	(23,027,542)
Redemption fees	158	599
Total increase (decrease) in net assets	(25,661,354)	(2,070,098)

Net Assets
Beginning of period	597,835,570	599,905,668
End of period (including distributions in excess of net investment income of $22,027 and distributions in excess of net investment income of $22,084, respectively)	$ 572,174,216	$ 597,835,570
Other Information Shares
Sold	2,919,225	4,952,387
Issued in reinvestment of distributions	569,747	1,286,101
Redeemed	(4,508,588)	(8,230,797)
Net increase (decrease)	(1,019,616)	(1,992,309)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 11.58	$ 12.49	$ 11.72	$ 11.54	$ 11.48
Income from Investment Operations
Net investment income (loss) D	.185	.387	.397	.412	.445	.435
Net realized and unrealized gain (loss)	(.258)	.489	(.884)	.769	.179	.060
Total from investment operations	(.073)	.876	(.487)	1.181	.624	.495
Distributions from net investment income	(.185)	(.386)	(.397)	(.411)	(.444)	(.435)
Distributions from net realized gain	(.022)	(.070)	(.026)	-	-	-
Total distributions	(.207)	(.456)	(.423)	(.411)	(.444)	(.435)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.72	$ 12.00	$ 11.58	$ 12.49	$ 11.72	$ 11.54
Total ReturnB, C	(.63)%	7.71%	(3.94)%	10.21%	5.57%	4.34%
Ratios to Average Net Assets E
Expenses before reductions	.48%A	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48%A	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.48%A	.48%	.47%	.47%	.48%	.47%
Net investment income (loss)	3.10%A	3.27%	3.32%	3.38%	3.88%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 572,174	$ 597,836	$ 599,906	$ 702,932	$ 608,376	$ 666,689
Portfolio turnover rate	7%A	12%	18%	11%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's' investments 5/31/15	% of fund's ]investments 11/30/14	% of fund's investments 5/31/14
1 - 7	67.3	69.1	73.2
8 - 30	6.1	7.3	4.6
31 - 60	4.8	3.5	4.2
61 - 90	4.9	3.0	4.6
91 - 180	6.6	6.6	6.1
> 180	10.3	10.5	7.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/15	11/30/14	5/31/14
Fidelity New Jersey Municipal Money Market Fund	47 Days	43 Days	37 Days
New Jersey Tax-Free Money Market Funds Average*	49 Days	47 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/15	11/30/14	5/31/14
Fidelity New Jersey Municipal Money Market Fund	47 Days	43 Days	37 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
Variable Rate Demand Notes (VRDNs) 54.6%	Variable Rate Demand Notes (VRDNs) 59.1%
Other Municipal Debt 32.8%	Other Municipal Debt 28.5%
Investment Companies 13.7%	Investment Companies 9.4%
Net Other Assets (Liabilities)** (1.1)%	Net Other Assets (Liabilities) 3.0%

** Net Other Assets (Liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	5/31/15	2/28/15	11/30/14	8/31/14	5/31/14
Fidelity New Jersey Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2015, the most recent period shown in the table, would have been -0.37%.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 54.6%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 6/5/15, VRDN (c)(f)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.12% 6/5/15, LOC Bayerische Landesbank Girozentrale, VRDN (c)	2,500,000	2,500,000
		3,900,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.35% 6/5/15, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	2,100,000	2,100,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.17% 6/1/15, VRDN (c)(f)	2,550,000	2,550,000
Series 1994, 0.17% 6/1/15, VRDN (c)(f)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.1% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	18,800,000	18,800,000
Illinois - 0.1%
Chicago Gen. Oblig.:
Series 2005 D1, 0.36% 6/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	1,900,000	1,900,000
Series 2007 F, 0.32% 6/1/15, LOC JPMorgan Chase Bank, VRDN (c)	1,800,000	1,800,000
		3,700,000
Iowa - 1.1%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.08% 6/5/15, VRDN (c)	17,000,000	17,000,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.14% 6/5/15, VRDN (c)(f)	8,000,000	8,000,000
		25,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.28% 6/5/15, VRDN (c)	1,000,000	1,000,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 6/5/15, VRDN (c)(f)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 32.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.08% 6/5/15, LOC Fannie Mae, VRDN (c)(f)	$ 21,000,000	$ 21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.1% 6/5/15, LOC Fannie Mae, VRDN (c)(f)	3,900,000	3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.09% 6/5/15, LOC Freddie Mac, VRDN (c)	4,000,000	4,000,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 6/1/15, VRDN (c)	4,200,000	4,200,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.1% 6/5/15, LOC Bank of New York, New York, VRDN (c)	44,145,000	44,145,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.1% 6/5/15, LOC Citibank NA, VRDN (c)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.01% 6/1/15, VRDN (c)	2,450,000	2,450,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	9,950,000	9,950,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)	10,450,000	10,450,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	18,800,000	18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.11% 6/5/15, LOC Royal Bank of Canada, VRDN (c)(f)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000,000	10,000,000
Series 2006 A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	28,125,000	28,125,000
Participating VRDN:
Series 15 XF0099, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,335,000	4,335,000
Series 15 XF0149, 0.11% 6/5/15 (Liquidity Facility Bank of America NA) (c)(g)	2,670,000	2,670,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.1% 6/5/15 (Liquidity Facility Bank of America NA) (c)(g)	$ 2,015,000	$ 2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.09% 6/5/15, LOC Bank of America NA, VRDN (c)	46,080,000	46,080,000
Series 2008 C, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)	11,875,000	11,875,000
(Barnabas Health Proj.) Series 2011 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)	34,910,000	34,910,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.1% 6/5/15, LOC PNC Bank NA, VRDN (c)	5,820,000	5,820,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)	12,750,000	12,750,000
Series 2006 A4, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	4,955,000	4,955,000
Series 2006 A5, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	9,500,000	9,500,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	6,200,000	6,200,000
Series 2004, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	7,665,000	7,665,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.1% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	1,000,000	1,000,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	3,600,000	3,600,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	29,695,000	29,695,000
(Virtua Health Proj.):
Series 2003 A7, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	3,000,000	3,000,000
Series 2004, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	32,765,000	32,765,000
Series 2009 B, 0.06% 6/1/15, LOC JPMorgan Chase Bank, VRDN (c)	23,340,000	23,340,000
Series 2009 C, 0.08% 6/1/15, LOC JPMorgan Chase Bank, VRDN (c)	27,635,000	27,635,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.): - continued
Series 2009 D, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	$ 17,700,000	$ 17,700,000
Series 2009 E, 0.1% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	5,500,000	5,500,000
Series 2006 A6, 0.1% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	2,830,000	2,830,000
Series 2013 B, 0.07% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)	28,260,000	28,260,000
Series 2014 B, 0.07% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	6,000,000	6,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.09% 6/5/15, LOC Bank of America NA, VRDN (c)	36,510,000	36,510,000
Series 2008 F, 0.1% 6/5/15, LOC Bank of America NA, VRDN (c)(f)	52,845,000	52,845,000
Series 2013 5, 0.11% 6/5/15, LOC Citibank NA, VRDN (c)(f)	18,255,000	18,255,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/5/15, VRDN (c)	1,300,000	1,300,000
Series 2012 A, 0.25% 6/5/15, VRDN (c)(f)	10,700,000	10,700,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.01% 6/1/15, VRDN (c)	5,575,000	5,575,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.11% 6/5/15 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (c)(f)	21,155,000	21,155,000
		754,740,000
Pennsylvania, New Jersey - 10.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.08% 6/5/15, LOC Bank of America NA, VRDN (c)	46,950,000	46,950,000
Series 2008 B, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (c)	51,170,000	51,170,000
Series 2010 A, 0.08% 6/5/15, LOC Royal Bank of Canada, VRDN (c)	43,745,000	43,745,000
Series 2010 B, 0.09% 6/5/15, LOC Barclays Bank PLC, VRDN (c)	102,040,000	102,040,000
Series 2010 C, 0.1% 6/5/15, LOC Bank of New York, New York, VRDN (c)	9,950,000	9,950,000
		253,855,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.2%
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (c)(f)	$ 4,600,000	$ 4,600,000
New York And New Jersey - 7.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BC 11 17B, 0.11% 6/5/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.14% 6/5/15 (Liquidity Facility Citibank NA) (c)(f)(g)	33,200,000	33,200,000
Series MS 3321, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (c)(f)(g)	4,170,000	4,170,000
Series Putters 1546, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,825,000	13,825,000
Series Putters 2945, 0.13% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,670,000	1,670,000
Series Putters 3162, 0.13% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	22,605,000	22,605,000
Series Putters 3172, 0.13% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,505,000	13,505,000
Series Putters 4001 Z, 0.13% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,155,000	7,155,000
Series Putters 4129, 0.13% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,170,000	6,170,000
Series Putters 4436Z, 0.13% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,675,000	1,675,000
Series RBC O 19, 0.11% 6/5/15 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,470,000	3,470,000
Series ROC 14086, 0.14% 6/5/15 (Liquidity Facility Citibank NA) (c)(f)(g)	2,160,000	2,160,000
Series ROC II R 11439, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (c)(g)	3,690,000	3,690,000
Series ROC II R 14077, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (c)(g)	2,585,000	2,585,000
Series ROC II R 664, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (c)(g)	4,885,000	4,885,000
Series TD 0013, 0.13% 6/5/15 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	2,375,000	2,375,000
Series 1991 1, 0.18% 6/29/15, VRDN (c)(f)(h)	8,800,000	8,800,000
Series 1991 3, 0.18% 6/29/15, VRDN (c)(f)(h)	9,800,000	9,800,000
Series 1992 1, 0.15% 6/29/15, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 3, 0.18% 6/29/15, VRDN (c)(f)(h)	9,400,000	9,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1995 4, 0.18% 6/29/15, VRDN (c)(f)(h)	$ 10,500,000	$ 10,500,000
Series 1997 2, 0.15% 6/29/15, VRDN (c)(h)	2,000,000	2,000,000
		176,900,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 6/5/15, LOC Cr. Industriel et Commercial, VRDN (c)	2,600,000	2,600,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 6/1/15, VRDN (c)	1,000,000	1,000,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.13% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.09% 6/1/15, LOC Bank of America NA, VRDN (c)	1,335,000	1,335,000
		6,335,000
Texas - 0.6%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.36% 6/1/15, VRDN (c)	4,100,000	4,100,000
Series 2004, 0.38% 6/5/15, VRDN (c)(f)	800,000	800,000
Series 2009 C, 0.35% 6/1/15, VRDN (c)	1,300,000	1,300,000
Series 2010 C, 0.35% 6/1/15, VRDN (c)	5,800,000	5,800,000
		13,100,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.24% 6/5/15, VRDN (c)(f)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,274,430,000)		1,274,430,000
Other Municipal Debt - 32.8%
	Principal Amount	Value
Connecticut - 0.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.5% tender 7/10/15, CP mode	$ 1,300,000	$ 1,300,000
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.16%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (c)	8,800,000	8,800,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 6/23/15, CP mode	800,000	800,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.3% tender 6/11/15, CP mode	1,300,000	1,300,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.35% tender 6/11/15, CP mode (f)	5,500,000	5,500,000
Series 1990 B, 0.45% tender 7/6/15, CP mode	3,500,000	3,500,000
		9,000,000
New Jersey - 24.2%
Avalon Borough Gen. Oblig. BAN 1.5% 2/24/16	5,200,000	5,242,269
Bernardsville Gen. Oblig. BAN 1.25% 10/21/15	6,900,000	6,928,554
Borough of Woodland Park BAN:
1% 6/5/15	6,425,000	6,425,513
1.5% 6/3/16 (b)	6,789,027	6,857,528
Chatham Township Gen. Oblig. BAN 1% 7/17/15	4,822,750	4,827,418
Clark Township Gen. Oblig. BAN 1.25% 3/18/16	9,438,000	9,511,289
Cliffside Park Gen. Oblig. BAN 1% 7/24/15	8,600,000	8,609,591
Cranford Township Gen. Oblig. BAN 1.25% 1/29/16	8,400,000	8,456,070
Denville Township BAN 1.25% 10/13/15	6,643,580	6,667,157
Edgewater Gen. Oblig. BAN 1% 7/24/15	9,535,000	9,546,259
Essex County Gen. Oblig.:
BAN Series 2015, 1.25% 9/22/15	24,900,000	24,989,543
Bonds:
Series 2014 A, 2% 9/1/15	1,335,000	1,341,009
Series 2014 B, 2% 9/1/15	110,000	110,495
Florham Park Gen. Oblig. BAN 1.25% 10/22/15	10,500,000	10,536,036
Hamilton Township Mercer County BAN:
Series 2014 B, 1% 6/11/15	23,700,000	23,705,310
0.75% 6/11/15	14,703,658	14,706,070
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Hoboken Gen. Oblig. BAN Series 2015 A:
1.5% 3/16/16	$ 45,372,943	$ 45,855,781
1.5% 3/16/16	2,440,000	2,464,207
Jefferson Township Gen. Oblig. BAN 1% 6/25/15	6,436,914	6,440,461
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.15%, tender 6/26/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	24,000,000	24,000,000
Mercer County Gen. Oblig. BAN Series 2015 A, 1.25% 2/11/16	62,500,000	62,988,195
Middlesex County Gen. Oblig. BAN 1.25% 6/3/16 (b)	12,300,000	12,419,187
Millburn Township Gen. Oblig. BAN:
1% 6/19/15	7,200,000	7,202,404
1.25% 2/5/16	7,291,171	7,339,252
Monroe Township Middlesex County Gen. Oblig. BAN 1% 8/6/15	24,300,000	24,339,785
Montclair Township Gen. Oblig. BAN:
1.25% 11/6/15	13,043,917	13,103,650
1.25% 11/6/15	2,504,000	2,513,682
Morris Township Gen. Oblig. Bonds 2% 10/15/15	1,190,000	1,198,057
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2004 I, 5.5% 9/1/15 (Escrowed to Maturity)	3,110,000	3,151,933
Series 2004, 5.375% 6/15/15 (Escrowed to Maturity)	6,400,000	6,412,971
Series 2005 K:
5.25% 12/15/15 (Pre-Refunded to 12/15/15 @ 100)	3,045,000	3,128,450
5.25% 12/15/15 (Pre-Refunded to 12/15/15 @ 100)	1,790,000	1,838,724
Series 2005 N, 5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,305,000	1,320,937
Series 2005 N1:
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	2,455,000	2,484,589
5.25% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,100,000	1,114,168
New Jersey Edl. Facilities Auth. Rev. Bonds:
Series 2007 E, 5% 7/1/15	1,945,000	1,952,773
Series 2008 J, 5% 7/1/15	1,800,000	1,807,258
New Jersey Envir. Infrastructure Trust Bonds:
(Fing. Prog.) Series 2011 BR, 5% 9/1/15 (f)	1,000,000	1,012,134
Series 2010 A, 5% 9/1/15	3,610,000	3,653,696
Series 2010 B, 5% 9/1/15	1,365,000	1,381,530
Series 2012 AR, 4% 9/1/15	3,000,000	3,029,199
5% 9/1/15	980,000	991,885
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	24,000,000	24,035,972
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	24,000,000	24,081,461
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Passaic County Gen. Oblig. BAN Series 2014 A, 1.25% 12/15/15	$ 50,000,000	$ 50,288,194
Ridgewood Gen. Oblig. BAN 1% 6/18/15	8,460,350	8,463,653
Robbinsville Township Gen. Oblig. BAN Series 2014 A, 1% 8/3/15	14,222,026	14,242,850
Rockaway Township Gen. Oblig. BAN Series 2014, 1.25% 11/20/15	6,223,000	6,253,410
Scotch Plains Township BAN 1.25% 1/15/16	4,142,985	4,168,520
Springfield Township Gen. Oblig. BAN:
1% 8/7/15	8,075,000	8,085,791
1.25% 10/2/15	2,148,251	2,154,520
Township of Bridgewater BAN 1.25% 9/10/15	6,033,019	6,049,324
Vernon Township Gen. Oblig. BAN 1.5% 3/25/16	7,200,000	7,265,955
Verona Township Gen. Oblig. BAN 1% 7/24/15	6,618,000	6,625,572
Washington Township Gloucester County Gen. Oblig. BAN Series 2015 A, 1.5% 4/27/16	6,520,200	6,587,725
West Milford Township Gen. Oblig. BAN 1.25% 10/2/15	4,249,300	4,263,147
		564,171,113
New York And New Jersey - 7.6%
Port Auth. of New York & New Jersey:
Bonds:
172nd Series, 5% 10/1/15 (f)	1,000,000	1,016,085
185th Series, 3% 9/1/15 (f)	3,800,000	3,827,197
Series 169, 5% 10/15/15 (f)	2,400,000	2,443,761
Series 177, 4% 7/15/15 (f)	4,100,000	4,119,042
3% 10/15/15 (f)	2,565,000	2,592,431
3% 11/1/15 (f)	2,700,000	2,732,101
3% 5/1/16 (f)	2,900,000	2,972,057
4% 12/1/15 (f)	6,240,000	6,358,807
Series A:
0.06% 6/17/15, CP (f)	10,990,000	10,990,000
0.06% 7/2/15, CP (f)	19,570,000	19,570,000
0.06% 7/8/15, CP (f)	20,000,000	20,000,000
0.06% 7/16/15, CP (f)	18,585,000	18,585,000
0.06% 7/22/15, CP (f)	6,310,000	6,310,000
0.06% 8/5/15, CP (f)	22,955,000	22,955,000
0.07% 6/3/15, CP (f)	5,600,000	5,600,000
0.07% 6/11/15, CP (f)	6,410,000	6,410,000
0.07% 8/13/15, CP (f)	3,000,000	3,000,000
0.07% 8/20/15, CP (f)	6,200,000	6,200,000
Series B:
0.06% 8/6/15, CP	9,440,000	9,440,000
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series B: - continued
0.06% 8/20/15, CP	$ 2,000,000	$ 2,000,000
0.07% 10/1/15, CP	6,500,000	6,500,000
0.08% 6/10/15, CP	2,355,000	2,355,000
0.08% 7/8/15, CP	6,385,000	6,385,000
0.09% 6/3/15, CP	5,210,000	5,210,000
		177,571,481
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 6/11/15, CP mode	400,000	400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 6/12/15, CP mode (f)	800,000	800,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 6/11/15, CP mode (f)	1,700,000	1,700,000
		2,500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $765,842,594)		765,842,594
Investment Company - 13.7%

	Shares
Fidelity Municipal Cash Central Fund, 0.11% (d)(e) (Cost $319,019,000)	319,019,000	319,019,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,359,291,594)		2,359,291,594
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(25,966,244)
NET ASSETS - 100%		$ 2,333,325,350
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,300,000 or 3.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.15%, tender 6/4/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000,000
Port Auth. of New York & New Jersey Series 1991 1, 0.18% 6/29/15, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.18% 6/29/15, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.15% 6/29/15, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.18% 6/29/15, VRDN	9/15/95	$ 9,400,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1995 4, 0.18% 6/29/15, VRDN	8/9/02	$ 10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.15% 6/29/15, VRDN	10/26/12 - 11/8/13	$ 2,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 63,503
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,040,272,594)	$ 2,040,272,594
Fidelity Central Funds (cost $319,019,000)	319,019,000
Total Investments (cost $2,359,291,594)		$ 2,359,291,594
Cash		194,339
Receivable for fund shares sold		13,365,987
Interest receivable		3,760,553
Distributions receivable from Fidelity Central Funds		30,006
Prepaid expenses		890
Receivable from investment adviser for expense reductions		4,485
Other receivables		8,240
Total assets		2,376,656,094

Liabilities
Payable for investments purchased Regular delivery	$ 1,381,530
Delayed delivery	19,276,715
Payable for fund shares redeemed	22,112,132
Distributions payable	852
Accrued management fee	212,545
Other affiliated payables	300,111
Other payables and accrued expenses	46,859
Total liabilities		43,330,744

Net Assets		$ 2,333,325,350
Net Assets consist of:
Paid in capital		$ 2,333,281,468
Distributions in excess of net investment income		(101)
Accumulated undistributed net realized gain (loss) on investments		43,983
Net Assets, for 2,331,570,883 shares outstanding		$ 2,333,325,350
Net Asset Value, offering price and redemption price per share ($2,333,325,350 ÷ 2,331,570,883 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2015 (Unaudited)
Investment Income
Interest		$ 921,095
Income from Fidelity Central Funds		63,503
Total income		984,598

Expenses
Management fee	$ 4,368,222
Transfer agent fees	1,552,015
Accounting fees and expenses	114,074
Custodian fees and expenses	13,520
Independent trustees' compensation	5,220
Registration fees	27,713
Audit	20,904
Legal	6,128
Miscellaneous	12,560
Total expenses before reductions	6,120,356
Expense reductions	(5,256,324)	864,032
Net investment income (loss)		120,566
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,812)
Net increase in net assets resulting from operations		$ 117,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 120,566	$ 244,495
Net realized gain (loss)	(2,812)	93,536
Net increase in net assets resulting from operations	117,754	338,031
Distributions to shareholders from net investment income	(120,667)	(244,316)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,683,226,613	5,437,782,895
Reinvestment of distributions	115,394	235,185
Cost of shares redeemed	(2,707,784,114)	(5,541,678,037)
Net increase (decrease) in net assets and shares resulting from share transactions	(24,442,107)	(103,659,957)
Total increase (decrease) in net assets	(24,445,020)	(103,566,242)

Net Assets
Beginning of period	2,357,770,370	2,461,336,612
End of period (including distributions in excess of net investment income of $101 and $0, respectively)	$ 2,333,325,350	$ 2,357,770,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.51%A	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.07%A	.09%	.15%	.22%	.25%	.30%
Expenses net of all reductions	.07%A	.09%	.15%	.22%	.25%	.30%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,333,325	$ 2,357,770	$ 2,461,337	$ 2,254,923	$ 2,137,301	$ 2,075,946

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity New Jersey Municipal Income Fund	$ 540,141,355	$ 25,776,723	$ (5,623,939)	$ 20,152,784
Fidelity New Jersey Municipal Money Market Fund	2,359,291,594	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $20,016,824 and $22,809,146, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary

Semiannual Report

6. Committed Line of Credit - continued

or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 477

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $5,236,588.

Through arrangements with each Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity New Jersey Municipal Income Fund	$ 3,367	$ -
Fidelity New Jersey Municipal Money Market Fund	10,334	4,917

In addition, the investment adviser reimbursed a portion of the Money Markets Fund's operating expenses during the period in the amount of $4,485.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NJN-USAN-0715
1.786819.112

Fidelity®

Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Connecticut Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,007.10	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.5	43.2
Water & Sewer	16.6	15.4
Health Care	14.3	14.1
Special Tax	11.6	12.5
Education	7.3	8.1
Weighted Average Maturity as of May 31, 2015
		6 months ago
Years	6.0	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2015
6 months ago
Years	6.5	6.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
AAA 4.9%	AAA 5.9%
AA,A 87.9%	AA,A 88.9%
BBB 3.5%	BBB 1.7%
Not Rated 1.1%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Connecticut - 96.2%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,414,887
4.5% 8/15/21	1,225,000	1,316,103
4.5% 8/15/22	1,325,000	1,423,540
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	1,948,200
5% 12/1/18 (FSA Insured)	1,635,000	1,737,564
Series 2012 A:
5% 2/15/23	3,510,000	4,031,762
5% 2/15/24	2,490,000	2,848,610
5% 2/15/32	5,000,000	5,419,350
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	5,045,400
Connecticut Gen. Oblig.:
Series 2006 D, 5% 11/1/24	17,980,000	19,068,869
Series 2008 A, 5% 4/15/27	5,000,000	5,502,500
Series 2008 B, 5% 4/15/28	4,000,000	4,396,040
Series 2011 D, 5% 11/1/25	10,000,000	11,633,100
Series 2012 B, 5% 4/15/25	7,460,000	8,660,463
Series 2012 D:
5% 9/15/31	3,250,000	3,701,945
5% 9/15/32	4,860,000	5,518,724
Series 2013 A:
5% 3/1/27	11,480,000	13,287,526
5% 10/15/27	1,000,000	1,168,740
Series 2014 G, 5% 11/15/28	7,000,000	8,138,200
Series 2015 B, 5% 6/15/32	5,500,000	6,232,710
5% 10/15/30	4,275,000	4,893,935
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,306,060
Series M, 5% 7/1/34	1,000,000	1,076,980
Series O, 5% 7/1/40	2,000,000	2,197,920
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,262,921
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,210,660
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,465,000	1,623,235
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,227,840
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,187,620
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,062,850
5% 7/1/18	1,000,000	1,082,560
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	14,010,555
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,404,520
5% 7/1/30	2,000,000	2,261,460
Series 2011 M, 5.375% 7/1/41	5,485,000	5,940,474
Series 2013 N:
5% 7/1/24	400,000	473,368
5% 7/1/25	300,000	351,432
Series 2014 E:
5% 7/1/28	3,260,000	3,757,900
5% 7/1/29	3,840,000	4,393,728
Series A:
5% 7/1/20	4,855,000	5,585,241
5% 7/1/21	800,000	929,240
5% 7/1/41	3,000,000	3,208,770
Series C:
5% 7/1/20	465,000	532,272
5% 7/1/22	425,000	493,523
5% 7/1/24	1,000,000	1,158,420
Series D:
5% 7/1/21	2,975,000	3,409,945
5% 7/1/23	3,335,000	3,931,932
Series E, 5% 7/1/42	2,000,000	2,169,960
Series F, 5% 7/1/45	2,500,000	2,716,425
Series G, 5% 7/1/39	1,000,000	1,111,950
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,605,081
Series H1, 5% 7/1/41	1,250,000	1,335,588
Series J:
5% 11/1/24	1,390,000	1,626,953
5% 11/1/25	1,465,000	1,711,867
Series N:
5% 7/1/20	1,250,000	1,438,013
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series N: - continued
5% 7/1/21	$ 610,000	$ 709,302
5% 7/1/21	1,940,000	2,221,281
5% 7/1/22	2,035,000	2,337,482
5% 7/1/23	1,500,000	1,720,215
5% 7/1/27	1,000,000	1,134,910
5% 7/1/28	2,250,000	2,536,583
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,605,000	3,838,316
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,611,730
5% 1/1/25	875,000	1,010,345
Series 2013 A:
5% 1/1/26	1,180,000	1,345,743
5% 1/1/28	1,000,000	1,128,140
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,107,078
5% 8/1/27 (AMBAC Insured)	2,000,000	2,157,160
Series 2008 A, 5% 11/1/21	5,000,000	5,609,900
Series 2011 A, 5% 12/1/25	5,000,000	5,852,850
Series 2012 A:
5% 1/1/24	2,855,000	3,359,964
5% 1/1/25	4,000,000	4,689,360
5% 1/1/26	10,000,000	11,625,900
5% 1/1/28	1,000,000	1,149,990
5% 1/1/31	5,000,000	5,665,950
Series 2014 B, 5% 9/1/23	5,420,000	6,517,604
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	1,999,778
5% 6/1/25	3,710,000	4,227,100
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,181,360
5% 7/15/23	1,300,000	1,530,009
5% 7/15/24	410,000	479,958
5% 7/15/25	350,000	408,408
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	398,171
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
East Lyme Gen. Oblig. Series 2010: - continued
4% 7/15/22	$ 325,000	$ 359,795
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,156
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,086,620
Series 2014 B:
5% 8/15/25	450,000	531,387
5% 8/15/26	700,000	819,161
5% 8/15/27	750,000	869,783
5% 8/15/28	1,000,000	1,151,030
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	450,934
5% 10/1/23	295,000	347,215
5% 10/1/24	335,000	396,935
Hartford County Metropolitan District:
(Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,259,679
Series 2014 A, 5% 11/1/42	3,500,000	3,950,695
(Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28	1,000,000	1,181,790
5% 11/1/29	1,850,000	2,171,253
5% 11/1/30	2,480,000	2,892,846
5% 11/1/31	2,905,000	3,373,054
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,137,870
5% 4/1/21 (FSA Insured)	2,000,000	2,302,300
5% 4/1/22 (FSA Insured)	1,000,000	1,162,810
5% 4/1/24	2,500,000	2,866,325
Series 2013 A, 5% 4/1/27	1,645,000	1,855,807
Series 2014 B, 5% 10/1/18 (FSA Insured)	500,000	555,900
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,304,727
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,155,483
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (a)	1,585,000	1,777,673
5% 6/15/22 (a)	1,000,000	1,131,380
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	$ 1,320,000	$ 1,441,018
New Britain Gen. Oblig. Series 2015 A:
5% 3/1/26	1,530,000	1,757,542
5% 3/1/27	1,605,000	1,827,838
5% 3/1/29	1,770,000	1,987,515
5% 3/1/30	1,860,000	2,077,192
5% 3/1/31	1,955,000	2,174,762
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,524
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,124,230
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,221,480
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,366,945
5% 11/1/17	1,900,000	2,056,864
5% 11/1/18	2,005,000	2,203,034
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,551,675
5.25% 3/1/19	650,000	733,350
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,127,792
5% 7/1/26	625,000	719,663
Series 2011 A:
4% 7/1/22	1,000,000	1,101,270
4% 7/1/23	1,000,000	1,095,900
4% 7/1/24	1,000,000	1,088,200
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	659,610
4% 7/15/22	600,000	653,502
4% 7/15/23	600,000	650,466
Reg'l. School District #15 4% 7/1/22	1,520,000	1,665,297
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,632,900
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,642,050
Eighth Series A, 5% 8/1/33	1,110,000	1,243,711
Series 2013 A, 5% 8/1/43	2,000,000	2,201,780
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Series 29:
5% 8/1/25 (FSA Insured)	$ 500,000	$ 590,130
5% 8/1/26 (FSA Insured)	1,250,000	1,465,263
Series 30 B:
5% 8/1/30	1,150,000	1,322,063
5% 8/1/31	2,630,000	3,009,956
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,169,277
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,315,457
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,655,787
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,924,373
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,145,832
Stratford Gen. Oblig. Series 2014:
5% 12/15/24	500,000	591,745
5% 12/15/25	500,000	587,595
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	578,324
4% 9/15/21	500,000	546,220
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,432,030
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,176,050
5% 11/15/23	2,700,000	3,218,886
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,244,596
4% 8/1/22	1,000,000	1,097,070
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,959,771
Watertown Gen. Oblig. Series 2009 B, 4.5% 7/1/20	1,375,000	1,536,411
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,164,110
5% 7/1/22	1,210,000	1,400,260
West Haven Gen. Oblig. Series 2012, 5% 8/1/21 (FSA Insured)	2,495,000	2,838,337
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	860,600
Series 2009, 5% 2/1/21	480,000	538,709
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Westport Gen. Oblig.: - continued
Series 2010:
4% 11/1/20	$ 1,050,000	$ 1,177,796
4% 11/1/21	1,000,000	1,111,840
		436,537,224
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (a)	750,000	757,628
6.375% 10/1/43 (a)	800,000	937,408
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,294,744
		2,989,780
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,417,625
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $426,381,119)	441,944,629
NET OTHER ASSETS (LIABILITIES) - 2.6%	11,570,780
NET ASSETS - 100%	$ 453,515,409
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.5%
Water & Sewer	16.6%
Health Care	14.3%
Special Tax	11.6%
Education	7.3%
Others* (Individually Less Than 5%)	6.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $426,381,119)		$ 441,944,629
Cash		6,700,816
Receivable for fund shares sold		234,772
Interest receivable		5,471,353
Prepaid expenses		159
Other receivables		1,861
Total assets		454,353,590

Liabilities
Payable for fund shares redeemed	$ 271,114
Distributions payable	323,311
Accrued management fee	135,893
Transfer agent fee payable	56,543
Other affiliated payables	20,208
Other payables and accrued expenses	31,112
Total liabilities		838,181

Net Assets		$ 453,515,409
Net Assets consist of:
Paid in capital		$ 437,177,128
Undistributed net investment income		71,611
Accumulated undistributed net realized gain (loss) on investments		703,160
Net unrealized appreciation (depreciation) on investments		15,563,510
Net Assets, for 38,960,763 shares outstanding		$ 453,515,409
Net Asset Value, offering price and redemption price per share ($453,515,409 ÷ 38,960,763 shares)		$ 11.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Interest		$ 7,407,460

Expenses
Management fee	$ 816,407
Transfer agent fees	169,888
Accounting fees and expenses	58,684
Custodian fees and expenses	5,893
Independent trustees' compensation	981
Registration fees	19,636
Audit	25,552
Legal	4,629
Miscellaneous	1,297
Total expenses before reductions	1,102,967
Expense reductions	(2,114)	1,100,853
Net investment income (loss)		6,306,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		768,791
Change in net unrealized appreciation (depreciation) on investment securities		(4,088,449)
Net gain (loss)		(3,319,658)
Net increase (decrease) in net assets resulting from operations		$ 2,986,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,306,607	$ 12,885,145
Net realized gain (loss)	768,791	2,864,951
Change in net unrealized appreciation (depreciation)	(4,088,449)	16,600,749
Net increase (decrease) in net assets resulting from operations	2,986,949	32,350,845
Distributions to shareholders from net investment income	(6,306,600)	(12,885,202)
Distributions to shareholders from net realized gain	(2,281,667)	(4,894,468)
Total distributions	(8,588,267)	(17,779,670)
Share transactions Proceeds from sales of shares	41,021,779	45,165,792
Reinvestment of distributions	6,066,453	12,511,999
Cost of shares redeemed	(26,930,116)	(79,049,524)
Net increase (decrease) in net assets resulting from share transactions	20,158,116	(21,371,733)
Redemption fees	212	641
Total increase (decrease) in net assets	14,557,010	(6,799,917)

Net Assets
Beginning of period	438,958,399	445,758,316
End of period (including undistributed net investment income of $71,611 and undistributed net investment income of $71,604, respectively)	$ 453,515,409	$ 438,958,399
Other Information Shares
Sold	3,468,520	3,914,050
Issued in reinvestment of distributions	515,349	1,089,631
Redeemed	(2,289,780)	(6,879,890)
Net increase (decrease)	1,694,089	(1,876,209)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.39	$ 12.26	$ 11.76	$ 11.49	$ 11.46
Income from Investment Operations
Net investment income (loss) D	.164	.343	.343	.355	.378	.373
Net realized and unrealized gain (loss)	(.079)	.517	(.808)	.579	.313	.078
Total from investment operations	.085	.860	(.465)	.934	.691	.451
Distributions from net investment income	(.164)	(.343)	(.343)	(.354)	(.377)	(.372)
Distributions from net realized gain	(.061)	(.127)	(.063)	(.080)	(.044)	(.049)
Total distributions	(.225)	(.470)	(.406)	(.434)	(.421)	(.421)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 11.64	$ 11.78	$ 11.39	$ 12.26	$ 11.76	$ 11.49
Total ReturnB, C	.71%	7.73%	(3.82)%	8.08%	6.18%	3.99%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.49%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%A	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%A	.49%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.79%A	2.96%	2.92%	2.95%	3.29%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,515	$ 438,958	$ 445,758	$ 605,232	$ 546,455	$ 601,507
Portfolio turnover rate	9%A	13%	14%	14%	14%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/15	% of fund's investments 11/30/14	% of fund's investments 5/31/14
1 - 7	67.0	68.7	65.6
8 - 30	3.9	2.9	2.4
31 - 60	5.1	8.6	6.9
61 - 90	2.3	4.0	6.5
91 - 180	9.9	5.0	6.3
> 180	11.8	10.8	12.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/15	11/30/14	5/31/14
Fidelity Connecticut Municipal Money Market Fund	55 Days	48 Days	52 Days
Connecticut Tax-Free Money Market Funds Average*	54 Days	48 Days	50 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/15	11/30/14	5/31/14
Fidelity Connecticut Municipal Money Market Fund	61 Days	48 Days	53 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
Variable Rate Demand Notes (VRDNs) 50.5%	Variable Rate Demand Notes (VRDNs) 51.1%
Other Municipal Debt 38.2%	Other Municipal Debt 36.1%
Investment Companies 11.8%	Investment Companies 13.5%
Net Other Assets (Liabilities)** (0.5)%	Net Other Assets (Liabilities)** (0.7)%

** Net Other Assets (Liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	5/31/15	2/28/15	11/30/14	8/31/14	5/31/14

Fidelity Connecticut Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2015, the most recent period shown in the table, would have been -0.34%.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 50.5%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 6/5/15, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.13% 6/5/15, VRDN (b)	5,750,000	5,750,000
		6,850,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 6/5/15, VRDN (b)	900,000	900,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.35% 6/5/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	1,600,000	1,599,797
Connecticut - 47.4%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.15% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.09% 6/5/15, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.42% 6/5/15, LOC RBS Citizens NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 B, 0.37% 6/5/15, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.11% 6/5/15 (Liquidity Facility Toronto-Dominion Bank) (b)(f)	2,000,000	2,000,000
Series MT 842, 0.1% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	8,425,000	8,425,000
Series Putters 3996, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series Putters 4382, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,630,000	6,630,000
Series Putters 4486, 0.1% 6/1/15 (Liquidity Facility JPMorgan Securities LLC) (b)(f)	5,770,000	5,770,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	14,090,000	14,090,000
(Gaylord Hosp. Proj.) Series B, 0.15% 6/5/15, LOC Bank of America NA, VRDN (b)	17,040,000	17,040,000
(Greenwich Hosp. Proj.) Series C, 0.11% 6/5/15, LOC Bank of America NA, VRDN (b)	31,230,000	31,230,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Griffin Hosp. Proj.) Series C, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 20,850,000	$ 20,850,000
(Hamden Hall Country Day School Proj.) Series A, 0.17% 6/5/15, LOC RBS Citizens NA, VRDN (b)	16,605,000	16,605,000
(Hosp. for Spl. Care Proj.) Series E, 0.09% 6/5/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	5,850,000	5,850,000
(Masonicare Corp. Proj.) Series C, 0.12% 6/5/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	70,175,000	70,175,000
(Ridgefield Academy Proj.) Series A, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	9,900,000	9,900,000
(Sacred Heart Univ. Proj.) Series F, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	18,135,000	18,135,000
(Trinity College Proj.) Series L, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	9,740,000	9,740,000
(Wesleyan Univ. Proj.) Series H, 0.09% 6/5/15, VRDN (b)	14,605,000	14,605,000
(Yale Univ. Proj.):
Series U1, 0.09% 6/5/15, VRDN (b)	10,000,000	10,000,000
Series V1, 0.06% 6/1/15, VRDN (b)	8,750,000	8,750,000
Series V2, 0.07% 6/1/15, VRDN (b)	4,440,000	4,440,000
Series Y2, 0.07% 6/1/15, VRDN (b)	8,100,000	8,100,000
Series Y3, 0.06% 6/1/15, VRDN (b)	11,240,000	11,240,000
Participating VRDN:
Series 15 XF0091, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,635,000	5,635,000
Series BA 08 1080, 0.12% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 32, 0.1% 6/5/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,190,000	14,190,000
Series EGL 7 05 3031, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	51,400,000	51,400,000
Series ROC II R 11854, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	12,910,000	12,910,000
Series 2007 B, 0.11% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	11,880,000	11,880,000
Series 2007 D, 0.15% 6/5/15, LOC Bank of America NA, VRDN (b)	10,215,000	10,215,000
Series 2011 B, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	71,085,000	71,085,000
Series 2013 H, 0.1% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
Series 2013 O, 0.08% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	50,000,000	50,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series 2014 C, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 71,125,000	$ 71,125,000
Series 2014 D, 0.13% 6/5/15, LOC Bank of America NA, VRDN (b)	39,645,000	39,645,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.08% 6/5/15, LOC HSBC Bank U.S.A., NA, VRDN (b)	10,090,000	10,090,000
Series 2010, 0.1% 6/5/15, LOC HSBC Bank U.S.A., NA, VRDN (b)	3,800,000	3,800,000
(Hsg. Mtg. Fin. Prog.) Series 2012 D3, 0.11% 6/5/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)(e)	18,805,000	18,805,000
Series 2008 E, 0.11% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (b)(e)	57,100,000	57,100,000
Series 2011 C1, 0.09% 6/5/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,000,000	999,921
Series 2011 E3, 0.1% 6/5/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	10,050,000	10,050,000
Series 2013 B6, 0.1% 6/5/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	2,580,000	2,580,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	23,690,000	23,690,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	8,500,000	8,499,982
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.12% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	33,295,000	33,295,000
		852,278,903
Georgia - 0.4%
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates, Inc. Proj.) Series 2003 B, 0.08% 6/1/15, LOC TD Banknorth, NA, VRDN (b)	7,310,000	7,310,000
Illinois - 0.2%
Chicago Gen. Oblig.:
Series 2005 D1, 0.36% 6/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (b)	1,400,000	1,400,000
Series 2007 F, 0.32% 6/1/15, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
		2,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.28% 6/5/15, VRDN (b)	$ 3,300,000	$ 3,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 6/5/15, VRDN (b)(e)	1,100,000	1,100,000
New York - 1.2%
New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	22,500,000	22,500,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,600,000	1,600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.36% 6/1/15, VRDN (b)	4,700,000	4,700,000
Series 2009 A, 0.36% 6/1/15, VRDN (b)	1,400,000	1,400,000
Series 2010 B, 0.36% 6/1/15, VRDN (b)	800,000	800,000
Series 2010 C, 0.35% 6/1/15, VRDN (b)	1,320,000	1,320,000
		9,820,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $908,458,700)		908,458,700
Other Municipal Debt - 38.2%

Connecticut - 37.7%
Bethel Gen. Oblig. BAN 1.25% 8/19/15	10,275,000	10,299,710
Branford Gen. Oblig. Bonds (The Rfdg. & Cap. Projs.) 2% 8/1/15	2,385,000	2,392,361
Brookfield Gen. Oblig. BAN Series 2014 A, 1.5% 11/19/15	9,315,000	9,372,019
Clinton Gen. Oblig. BAN 1.25% 2/9/16	26,000,000	26,197,882
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.5% tender 7/10/15, CP mode	9,100,000	9,100,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	21,980,000	22,597,632
Series 2005 C:
4% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	7,000,000	7,000,000
4% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	5,750,000	5,750,000
4% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	7,000,000	7,000,000
5% 6/1/15	800,000	800,000
Series 2006 D, 5% 11/1/15	2,870,000	2,927,629
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2006 F, 3.625% 12/1/15	$ 680,000	$ 691,304
Series 2010 B, 5% 12/1/15	275,000	281,505
Series 2011 E, 5% 11/1/15	16,530,000	16,865,017
Series 2012 A, 0.63% 4/15/16 (b)	4,300,000	4,315,912
Series 2012 C, 4% 6/1/15	435,000	435,000
Series 2012 D, 0.39% 9/15/15 (b)	11,600,000	11,608,131
Series 2013 A, 2% 10/15/15	23,430,000	23,591,247
Series 2013 C, 5% 7/15/15	9,000,000	9,052,383
Series 2014 A, 0.14% 1/1/16 (b)	4,500,000	4,500,000
Series 2014 C:
2% 6/15/15	3,200,000	3,202,294
3% 12/15/15	1,000,000	1,015,116
4% 6/15/16	13,000,000	13,496,027
5% 12/15/15	1,000,000	1,025,741
Series 2015 A, 2% 3/15/16	17,700,000	17,947,291
Series 2015 B, 2% 6/15/16	17,500,000	17,807,563
Series 2015 D, 0.18% 6/15/16 (b)	18,100,000	18,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series S1:
0.08% tender 6/9/15, CP mode	17,900,000	17,900,000
0.08% tender 6/10/15, CP mode	15,000,000	15,000,000
0.09% tender 6/12/15, CP mode	17,775,000	17,775,000
0.1% tender 6/11/15, CP mode	3,200,000	3,200,000
Series S2:
0.08% tender 6/3/15, CP mode	13,640,000	13,640,000
0.08% tender 6/4/15, CP mode	18,300,000	18,300,000
0.08% tender 7/6/15, CP mode	17,800,000	17,800,000
Series 2014 E, 3% 7/1/15	2,225,000	2,230,188
Series MS 06 1884, 0.18%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	11,570,000	11,552,658
Series N, 5% 11/1/15	1,000,000	1,020,232
Connecticut Hsg. Fin. Auth. Bonds Series 2014 D, 0.3% 11/15/15 (e)	750,000	750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2004 A, 5% 7/1/15	500,000	501,982
Series 2004 B, 5% 7/1/15	5,500,000	5,522,132
Series 2005 A, 5% 7/1/15	3,425,000	3,438,502
Series 2008 A, 5% 11/1/15	1,150,000	1,173,085
Series 2009 1, 5% 2/1/16	1,470,000	1,516,111
Series 2009 A, 4% 12/1/15	550,000	560,468
Series 2010 A, 5% 11/1/15	3,735,000	3,809,585
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds: - continued
Series 2012 A, 5% 1/1/16	$ 4,500,000	$ 4,626,082
Series 2013 A, 4% 10/1/15	19,140,000	19,387,312
Series 2014 A, 2% 9/1/15	10,000,000	10,046,719
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2008 A, 5% 2/1/16	1,665,000	1,718,648
Series 2011 A, 4% 1/1/16	800,000	817,284
Danbury Gen. Oblig. BAN 1% 7/23/15	11,600,000	11,614,357
East Hampton Gen. Oblig. BAN 1.25% 12/18/15	16,415,000	16,507,357
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Bonds Series 2014 B, 2% 8/15/15	1,935,000	1,942,283
Greenwich Gen. Oblig. Bonds Series 2015, 5% 1/15/16	6,845,000	7,052,071
Griswold Gen. Oblig. BAN 1.5% 2/2/16	5,550,000	5,595,110
Guilford Gen. Oblig.:
BAN 1% 8/11/15	17,800,000	17,830,067
Bonds 2% 8/1/15	1,300,000	1,303,902
Hartford County Metropolitan District Gen. Oblig.:
BAN Series B, 5% 11/4/15	32,000,000	32,665,672
Bonds:
Series 2014 A, 3% 8/1/15	1,885,000	1,894,030
4% 5/1/16	2,105,000	2,177,178
Ledyard Gen. Oblig. BAN 2% 5/25/16 (a)	7,855,000	7,979,659
Milford Gen. Oblig. BAN:
1% 11/9/15	15,580,000	15,638,574
1.25% 11/9/15	1,810,000	1,818,606
Naugatuck Gen. Oblig. BAN 1% 9/24/15	16,000,000	16,044,988
New Milford Gen. Oblig.:
BAN 0.5% 7/24/15	10,905,000	10,911,659
Bonds Series 2004, 5% 1/15/16	1,025,000	1,055,805
Oxford Gen. Oblig. BAN 1% 7/23/15	6,285,000	6,292,686
Redding Gen. Oblig. BAN 1% 6/17/15	7,873,000	7,875,969
Ridgefield Gen. Oblig. BAN 1% 12/15/15	5,000,000	5,021,811
Seymour Gen. Oblig. BAN 1% 7/30/15	3,500,000	3,504,811
South Windsor Gen. Oblig. BAN 1.25% 2/17/16	7,160,000	7,215,190
Southington Gen. Oblig. BAN 1.5% 1/26/16	12,000,000	12,105,895
Stamford Gen. Oblig. Bonds:
Series 2013, 2% 2/1/16	2,000,000	2,024,192
Series 2013C, 3% 7/1/15	2,815,000	2,821,600
5% 8/15/15	2,500,000	2,524,878
Tolland Gen. Oblig. BAN 1.5% 10/21/15	4,910,000	4,935,150
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2010 A, 5% 2/15/16	425,000	438,878
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Univ. of Connecticut Gen. Oblig. Bonds: - continued
Series 2015 A, 1% 2/15/16	$ 11,005,000	$ 11,068,548
Watertown Gen. Oblig. BAN 1.25% 3/24/16	6,700,000	6,756,417
West Hartford Gen. Oblig. Bonds Series 2008 A, 3.25% 1/15/16	1,000,000	1,018,346
Westport Gen. Oblig. Bonds Series 2013 B, 5% 8/15/15	2,755,000	2,782,576
Windham Gen. Oblig. BAN 1.25% 3/8/16 (a)	4,675,000	4,706,323
Windsor Locks Gen. Oblig. BAN 1.5% 6/25/15	2,580,000	2,582,193
Wolcott Gen. Oblig. BAN 1.25% 10/22/15	13,050,000	13,104,600
Woodbridge Gen. Oblig. BAN 1% 7/23/15	9,895,000	9,907,242
		678,376,375
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.16%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	6,500,000	6,500,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 6/23/15, CP mode	600,000	600,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 6/11/15, CP mode (e)	1,300,000	1,300,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 6/12/15, CP mode (e)	600,000	600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $687,376,375)		687,376,375
Investment Company - 11.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.11% (c)(d) (Cost $211,266,000)	211,266,000	211,266,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,807,101,075)		1,807,101,075
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,781,537)
NET ASSETS - 100%		$ 1,797,319,538
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,552,658 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 0.18%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.)	2/19/15 - 5/15/15	$ 11,552,658
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 48,972
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,595,835,075)	$ 1,595,835,075
Fidelity Central Funds (cost $211,266,000)	211,266,000
Total Investments (cost $1,807,101,075)		$ 1,807,101,075
Cash		3,643
Receivable for fund shares sold		7,581,415
Interest receivable		4,124,851
Distributions receivable from Fidelity Central Funds		20,657
Prepaid expenses		675
Other receivables		5,557
Total assets		1,818,837,873

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,685,981
Payable for fund shares redeemed	8,453,050
Distributions payable	803
Accrued management fee	160,600
Other affiliated payables	189,323
Other payables and accrued expenses	28,578
Total liabilities		21,518,335

Net Assets		$ 1,797,319,538
Net Assets consist of:
Paid in capital		$ 1,797,351,452
Distributions in excess of net investment income		(12,105)
Accumulated undistributed net realized gain (loss) on investments		(19,809)
Net Assets, for 1,796,492,049 shares outstanding		$ 1,797,319,538
Net Asset Value, offering price and redemption price per share ($1,797,319,538 ÷ 1,796,492,049 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Interest		$ 666,940
Income from Fidelity Central Funds		48,972
Total income		715,912

Expenses
Management fee	$ 3,249,497
Transfer agent fees	947,963
Accounting fees and expenses	89,845
Custodian fees and expenses	10,358
Independent trustees' compensation	3,878
Registration fees	25,393
Audit	20,795
Legal	6,491
Miscellaneous	6,018
Total expenses before reductions	4,360,238
Expense reductions	(3,733,985)	626,253
Net investment income (loss)		89,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,467)
Net increase in net assets resulting from operations		$ 86,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,659	$ 184,173
Net realized gain (loss)	(3,467)	265,836
Net increase in net assets resulting from operations	86,192	450,009
Distributions to shareholders from net investment income	(89,842)	(184,030)
Distributions to shareholders from net realized gain	(210,992)	-
Total distributions	(300,834)	(184,030)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,792,449,995	3,314,670,251
Reinvestment of distributions	286,901	175,629
Cost of shares redeemed	(1,747,117,973)	(3,446,254,361)
Net increase (decrease) in net assets and shares resulting from share transactions	45,618,923	(131,408,481)
Total increase (decrease) in net assets	45,404,281	(131,142,502)

Net Assets
Beginning of period	1,751,915,257	1,883,057,759
End of period (including distributions in excess of net investment income of $12,105 and distributions in excess of net investment income of $11,922, respectively)	$ 1,797,319,538	$ 1,751,915,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	- F	-	-	-	- F	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.02%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.49%A	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.07%A	.08%	.13%	.18%	.22%	.28%
Expenses net of all reductions	.07%A	.08%	.12%	.18%	.22%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797,320	$ 1,751,915	$ 1,883,058	$ 1,857,806	$ 1,783,100	$ 1,655,588

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity® Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Connecticut Municipal Income Fund	$ 426,381,119	$ 17,271,232	$ (1,707,722)	$ 15,563,510
Fidelity Connecticut Municipal Money Market Fund	1,807,101,075	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $38,509,188 and $19,893,439, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 354

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 22,389

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,705,291.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Connecticut Municipal Income Fund	$ 2,114	$ -
Fidelity Connecticut Municipal Money Market Fund	6,244	61

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CTF-USAN-0715
1.786817.112

Fidelity®

New Jersey AMT
Tax-Free Money Market Fund -

Fidelity New Jersey AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

May 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity New Jersey AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
New Jersey AMT Tax-Free Money Market	.07%
Actual		$ 1,000.00	$ 1,000.70	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,000.70	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Service Class	.07%
Actual		$ 1,000.00	$ 1,000.70	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/15	% of fund's investments 11/30/14	% of fund's investments 5/31/14
1 - 7	68.4	76.1	74.2
8 - 30	6.9	8.8	8.8
31 - 60	1.4	0.4	1.4
61 - 90	4.7	2.6	3.6
91 - 180	7.5	2.5	5.7
> 180	11.1	9.6	6.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/15	11/30/14	5/31/14
Fidelity New Jersey AMT Tax-Free Money Market Fund	49 Days	36 Days	33 Days
New Jersey Tax-Free Money Market Funds Average*	49 Days	47 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/15	11/30/14	5/31/14
Fidelity New Jersey AMT Tax-Free Money Market Fund	49 Days	36 Days	33 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

*Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
Variable Rate Demand Notes (VRDNs) 64.5%	Variable Rate Demand Notes (VRDNs) 65.9%
Other Municipal Debt 27.1%	Other Municipal Debt 18.9%
Investment Companies 9.0%	Investment Companies 10.9%
Net Other Assets (Liabilities)** (0.6)%	Net Other Assets (Liabilities) 4.3%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields
	5/31/15	2/28/15	11/30/14	08/31/14	5/31/14
New Jersey AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2015, the most recent period shown in the table, would have been -0.17% for New Jersey AMT Tax-Free Money Market, -0.12% for Institutional Class and -0.38% for Service Class.

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.5%
	Principal Amount	Value
Arizona - 0.4%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 6/5/15, VRDN (b)	$ 1,500,000	$ 1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.19% 6/5/15, VRDN (b)	200,000	200,000
Illinois - 0.2%
Chicago Gen. Oblig.:
Series 2005 D1, 0.36% 6/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (b)	300,000	300,000
Series 2007 F, 0.32% 6/1/15, LOC JPMorgan Chase Bank, VRDN (b)	300,000	300,000
		600,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 6/5/15, VRDN (b)	300,000	300,000
Series 2010 B1, 0.28% 6/5/15, VRDN (b)	1,500,000	1,500,000
		1,800,000
New Jersey - 38.9%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 6/1/15, VRDN (b)	3,550,000	3,550,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.1% 6/5/15, LOC Bank of New York, New York, VRDN (b)	27,705,000	27,705,000
JPMorgan Chase NA Letter of Credit Participating VRDN Series Putters 4459, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,600,000	5,600,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.1% 6/5/15, LOC Citibank NA, VRDN (b)	5,400,000	5,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	21,475,000	21,475,000
Series 2008 C, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	19,835,000	19,835,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.1% 6/5/15, LOC PNC Bank NA, VRDN (b)	825,000	825,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	4,835,000	4,835,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	$ 6,890,000	$ 6,890,000
(Virtua Health Proj.):
Series 2004, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
Series 2009 B, 0.06% 6/1/15, LOC JPMorgan Chase Bank, VRDN (b)	3,800,000	3,800,000
Series 2009 D, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	2,400,000	2,400,000
Series 2013 B, 0.07% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	8,200,000	8,200,000
Series 2014 B, 0.07% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	9,000,000	9,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.29% 6/5/15, VRDN (b)	1,800,000	1,800,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 0.01% 6/1/15, VRDN (b)	2,475,000	2,475,000
		136,990,000
Pennsylvania, New Jersey - 15.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.08% 6/5/15, LOC Bank of America NA, VRDN (b)	2,100,000	2,100,000
Series 2008 B, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	21,730,000	21,730,000
Series 2010 A, 0.08% 6/5/15, LOC Royal Bank of Canada, VRDN (b)	7,100,000	7,100,000
Series 2010 B, 0.09% 6/5/15, LOC Barclays Bank PLC, VRDN (b)	20,255,000	20,255,000
Series 2010 C, 0.1% 6/5/15, LOC Bank of New York, New York, VRDN (b)	3,890,000	3,890,000
		55,075,000
New York - 0.3%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.13% 6/5/15, LOC RBS Citizens NA, VRDN (b)	965,000	965,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - 7.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3249, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	$ 500,000	$ 500,000
Series MS 3264, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,650,000	7,650,000
Series 1992 2, 0.15% 6/29/15, VRDN (b)(f)	6,900,000	6,900,000
Series 1997 1, 0.15% 6/29/15, VRDN (b)(f)	6,900,000	6,900,000
Series 1997 2, 0.15% 6/29/15, VRDN (b)(f)	3,600,000	3,600,000
		25,550,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 6/5/15, LOC Cr. Industriel et Commercial, VRDN (b)	600,000	600,000
Texas - 1.1%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(d)	2,000,000	2,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.35% 6/1/15, VRDN (b)	1,800,000	1,800,000
		3,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $227,080,000)		227,080,000
Other Municipal Debt - 27.1%

Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.16%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	1,300,000	1,300,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.3% tender 6/11/15, CP mode	1,600,000	1,600,000
New Jersey - 23.7%
Avalon Borough Gen. Oblig. BAN 1.5% 2/24/16	800,000	806,503
Bernardsville Gen. Oblig. BAN 1.25% 10/21/15	1,081,200	1,085,674
Borough of Woodland Park BAN 1.5% 6/3/16 (a)	1,000,000	1,010,090
Burlington County Gen. Oblig. Bonds Series 2015 A, 2% 5/1/16	1,488,000	1,511,353
Clark Township Gen. Oblig. BAN 1.25% 3/18/16	1,400,000	1,410,871
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Cliffside Park Gen. Oblig. BAN 1% 7/24/15	$ 1,400,000	$ 1,401,561
Cranford Township Gen. Oblig. BAN 1.25% 1/29/16	1,300,000	1,308,677
Denville Township BAN 1.25% 10/13/15	1,100,000	1,103,904
Edgewater Gen. Oblig. BAN 1% 7/24/15	1,500,000	1,501,771
Essex County Gen. Oblig.:
BAN Series 2015, 1.25% 9/22/15	3,600,000	3,612,946
Bonds Series 2014 D, 2% 9/1/15	250,000	251,125
Florham Park Gen. Oblig. BAN 1.25% 10/22/15	1,610,000	1,615,526
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	3,800,000	3,800,851
Hoboken Gen. Oblig. BAN Series 2015 A:
1.5% 3/16/16	5,100,000	5,154,272
1.5% 3/16/16	400,000	403,968
Hopatcong Borough Gen. Oblig. BAN 1% 7/31/15	3,227,000	3,230,432
Mercer County Gen. Oblig. BAN Series 2015 A, 1.25% 2/11/16	8,200,000	8,264,051
Middlesex County Gen. Oblig. BAN 1.25% 6/3/16 (a)	1,900,000	1,918,411
Millburn Township Gen. Oblig. BAN:
1% 6/19/15	1,175,000	1,175,392
1.25% 2/5/16	1,130,000	1,137,452
Monmouth County Bonds:
Series 2007, 5% 9/15/15	1,630,000	1,652,944
Series 2012, 4% 1/15/16	5,425,000	5,555,528
Monroe Township Middlesex County Gen. Oblig. BAN 1% 8/6/15	3,800,000	3,806,222
Montclair Township Gen. Oblig. BAN:
1.25% 11/6/15	2,000,000	2,009,159
1.25% 11/6/15	400,000	401,547
New Jersey Envir. Infrastructure Trust Bonds Series 2012 AR, 4% 9/1/15	1,000,000	1,009,733
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	3,800,000	3,805,696
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	3,800,000	3,812,898
Passaic County Gen. Oblig. BAN Series 2014 A, 1.25% 12/15/15	7,988,000	8,034,042
Robbinsville Township Gen. Oblig. BAN Series 2014 A, 1% 8/3/15	2,300,000	2,303,368
Rockaway Township Gen. Oblig. BAN Series 2014, 1.25% 11/20/15	1,000,000	1,004,887
Scotch Plains Township BAN 1.25% 1/15/16	600,000	603,698
Springfield Township Gen. Oblig. BAN:
1% 8/7/15	1,305,000	1,306,744
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Springfield Township Gen. Oblig. BAN: - continued
1.25% 10/2/15	$ 1,000,000	$ 1,002,918
Township of Bridgewater BAN 1.25% 9/10/15	1,000,000	1,002,703
Vernon Township Gen. Oblig. BAN 1.5% 3/25/16	1,085,871	1,095,818
Verona Township Gen. Oblig. BAN 1% 7/24/15	1,100,000	1,101,259
Washington Township Gloucester County Gen. Oblig. BAN Series 2015 A, 1.5% 4/27/16	1,000,000	1,010,356
West Milford Township Gen. Oblig. BAN 1.25% 10/2/15	1,000,000	1,003,258
		83,227,608
New York And New Jersey - 2.6%
Port Auth. of New York & New Jersey Series B:
0.06% 8/6/15, CP	1,400,000	1,400,000
0.06% 8/20/15, CP	1,000,000	1,000,000
0.07% 10/1/15, CP	2,000,000	2,000,000
0.08% 6/10/15, CP	400,000	400,000
0.08% 7/8/15, CP	1,000,000	1,000,000
0.08% 9/18/15, CP	2,595,000	2,595,000
0.09% 6/3/15, CP	800,000	800,000
		9,195,000
TOTAL OTHER MUNICIPAL DEBT (Cost $95,322,608)		95,322,608
Investment Company - 9.0%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.10% (c)(e) (Cost $31,586,000)	31,586,000	31,586,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $353,988,608)		353,988,608
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,266,373)
NET ASSETS - 100%		$ 351,722,235
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,400,000 or 4.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.15% 6/29/15, VRDN	2/14/92	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 1, 0.15% 6/29/15, VRDN	8/9/02	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.15% 6/29/15, VRDN	9/15/97	$ 3,600,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 6,391
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $322,402,608)	$ 322,402,608
Fidelity Central Funds (cost $31,586,000)	31,586,000
Total Investments (cost $353,988,608)		$ 353,988,608
Cash		58,599
Receivable for fund shares sold		142,304
Interest receivable		537,708
Distributions receivable from Fidelity Central Funds		2,652
Receivable from investment adviser for expense reductions		7,592
Other receivables		1,133
Total assets		354,738,596

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,928,501
Payable for fund shares redeemed	22,007
Distributions payable	176
Accrued management fee	43,902
Other affiliated payables	21,775
Total liabilities		3,016,361

Net Assets		$ 351,722,235
Net Assets consist of:
Paid in capital		$ 352,047,080
Distributions in excess of net investment income		(2,808)
Accumulated undistributed net realized gain (loss) on investments		(322,037)
Net Assets		$ 351,722,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

New Jersey AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($155,765,416 ÷ 155,551,309 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($195,889,594 ÷ 195,686,620 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($67,225 ÷ 67,156 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Interest		$ 133,236
Income from Fidelity Central Funds		6,391
Total income		139,627

Expenses
Management fee	$ 366,791
Transfer agent fees	132,043
Distribution and service plan fees	84
Independent trustees' compensation	818
Total expenses before reductions	499,736
Expense reductions	(378,334)	121,402
Net investment income (loss)		18,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,001)
Net increase in net assets resulting from operations		$ 17,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,225	$ 39,792
Net realized gain (loss)	(1,001)	(62,703)
Net increase in net assets resulting from operations	17,224	(22,911)
Distributions to shareholders from net investment income	(18,279)	(39,680)
Distributions to shareholders from net realized gain	(238,108)	-
Total distributions	(256,387)	(39,680)
Share transactions - net increase (decrease)	(25,439,267)	(52,244,264)
Total increase (decrease) in net assets	(25,678,430)	(52,306,855)

Net Assets
Beginning of period	377,400,665	429,707,520
End of period (including distributions in excess of net investment income of $2,808 and distributions in excess of net investment income of $2,754, respectively)	$ 351,722,235	$ 377,400,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New Jersey AMT Tax-Free Money Market

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain (loss)	- F	-	-	- F	-	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.07%	.01%	.01%	.03%	.01%	.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.30%A	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.07%A	.09%	.15%	.21%	.23%	.28%
Expenses net of all reductions	.07%A	.09%	.15%	.21%	.23%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,765	$ 152,998	$ 176,352	$ 194,184	$ 243,463	$ 302,325

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Distributions from net realized gain (loss)	- F	-	-	- F	-	-
Total distributions	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.07%	.01%	.01%	.03%	.05%	.09%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.07%A	.09%	.15%	.20%	.19%	.20%
Expenses net of all reductions	.07%A	.09%	.15%	.20%	.19%	.20%
Net investment income (loss)	.01%A	.01%	.01%	.02%	.05%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,890	$ 224,335	$ 253,288	$ 317,501	$ 372,083	$ 451,833

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain (loss)	- F	-	-	- F	-	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.07%	.01%	.01%	.03%	.01%	.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%A	.08%	.15%	.21%	.24%	.28%
Expenses net of all reductions	.07%A	.08%	.15%	.21%	.24%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 67	$ 67	$ 67	$ 67	$ 107

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 353,988,608

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (18,826)
2018	(1,398)
Total with expiration	(20,224)
No expiration
Short-term	(62,703)
Total capital loss carryforward	$ (82,927)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New Jersey AMT Tax-Free Money Market so that the total expenses do not exceed .35% , expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 84	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New Jersey AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New Jersey AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New Jersey AMT Tax-Free Money Market	$ 80,284
Institutional Class	51,741
Service Class	18
$ 132,043

During the period, the investment adviser or its affiliates waived a portion of these fees.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $52,344 and $18, respectively.

Semiannual Report

5. Expense Reductions - continued

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
New Jersey AMT Tax-Free Money Market	$ 186,683
Institutional Class	136,635
Service Class	128

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $1,577 and $949, respectively

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
New Jersey AMT Tax-Free Money Market	$ 7,973	$ 16,458
Institutional Class	10,302	23,215
Service Class	4	7
Total	$ 18,279	$ 39,680
From net realized gain
New Jersey AMT Tax-Free Money Market	$ 100,369	$ -
Institutional Class	137,697	-
Service Class	42	-
Total	$ 238,108	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended May 31, 2015	Year ended November 30, 2014
New Jersey AMT Tax-Free Money Market
Shares sold	32,612,276	30,725,102
Reinvestment of distributions	99,883	15,302
Shares redeemed	(29,859,114)	(54,057,826)
Net increase (decrease)	2,853,045	(23,317,422)
Institutional Class
Shares sold	8,765,576	19,414,531
Reinvestment of distributions	138,450	21,763
Shares redeemed	(37,196,384)	(48,363,143)
Net increase (decrease)	(28,292,358)	(28,926,849)
Service Class
Reinvestment of distributions	46	7
Net increase (decrease)	46	7

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research Company
(Hong Kong) Limited

Fidelity Management & Research Company
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SNJ-SANN-0715
1.850774.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015